UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Blended Style-U.S. Large Cap Portfolio

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 100.4%
U.S. Large Cap Growth Portfolio	1,703,576	$20,221,446
U.S. Value Portfolio	2,200,134	20,197,232

		40,418,678

Total Investments - 100.4% (cost $32,741,431) (a)		40,418,678
Other assets less liabilities - (0.4)%		(176,246)

Net Assets - 100.0%		$40,242,432

(a)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,677,247 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $7,677,247.

AllianceBernstein Blended Style-U.S. Large Cap Portfolio

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,418,678	$—	$—	$40,418,678

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Fixed Income - 73.8%
Bond Inflation Protection Portfolio (a)	415,602	$4,663,059
High-Yield Portfolio	56,148	581,694
Intermediate Duration Bond Portfolio	585,576	6,289,086
Short Duration Bond Portfolio	658,081	6,317,574
Volatility Management Portfolio (a)	460,102	5,171,549

		23,022,962

The AllianceBernstein Pooling Portfolios - Equity - 26.8%
International Growth Portfolio (a)	96,737	904,494
International Value Portfolio	108,663	902,991
Multi-Asset Real Return Portfolio (a)	227,446	2,224,419
Small-Mid Cap Growth Portfolio	19,686	361,832
Small-Mid Cap Value Portfolio	29,276	360,089
U.S. Large Cap Growth Portfolio	152,609	1,811,467
U.S. Value Portfolio	195,630	1,795,880

		8,361,172

Total Investments - 100.6% (cost $26,793,781) (b)		31,384,134
Other assets less liabilities - (0.6)%		(174,875)

Net Assets - 100.0%		$31,209,259

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,590,353 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $4,590,353.

AllianceBernstein 2000 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$31,384,134	$—	$—	$31,384,134

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 66.8%
Bond Inflation Protection Portfolio (a)	477,727	$5,360,092
High-Yield Portfolio	151,344	1,567,929
Intermediate Duration Bond Portfolio	560,385	6,018,537
Short Duration Bond Portfolio	418,236	4,015,062
Volatility Management Portfolio (a)	624,513	7,019,529

		23,981,149

The AllianceBernstein Pooling Portfolios - Equity - 33.4%
International Growth Portfolio (a)	146,356	1,368,425
International Value Portfolio	164,011	1,362,934
Multi-Asset Real Return Portfolio (a)	300,558	2,939,457
Small-Mid Cap Growth Portfolio	32,119	590,350
Small-Mid Cap Value Portfolio	48,123	591,905
U.S. Large Cap Growth Portfolio	217,373	2,580,220
U.S. Value Portfolio	280,720	2,577,013

		12,010,304

Total Investments - 100.2% (cost $29,384,031) (b)		35,991,453
Other assets less liabilities - (0.2)%		(85,742)

Net Assets - 100.0%		$35,905,711

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,607,422 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $6,607,422.

AllianceBernstein 2005 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$35,991,453	$—	$—	$35,991,453

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Fixed Income - 57.8%
Bond Inflation Protection Portfolio (a)	2,088,015	$23,427,534
High-Yield Portfolio	1,049,034	10,867,991
Intermediate Duration Bond Portfolio	2,212,518	23,762,440
Short Duration Bond Portfolio	338,460	3,249,217
Volatility Management Portfolio (a)	2,965,102	33,327,749

		94,634,931

The AllianceBernstein Pooling Portfolios - Equity - 42.3%
International Growth Portfolio (a)	917,930	8,582,646
International Value Portfolio	1,027,178	8,535,848
Multi-Asset Real Return Portfolio (a)	1,303,423	12,747,479
Small-Mid Cap Growth Portfolio	211,671	3,890,516
Small-Mid Cap Value Portfolio	315,177	3,876,679
U.S. Large Cap Growth Portfolio	1,332,677	15,818,871
U.S. Value Portfolio	1,718,513	15,775,946

		69,227,985

Total Investments - 100.1% (cost $134,959,370) (b)		163,862,916
Other assets less liabilities - (0.1)%		(242,259)

Net Assets - 100.0%		$163,620,657

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,903,546 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $28,903,546.

AllianceBernstein 2010 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$163,862,916	$—	$—	$163,862,916

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 50.5%
Bond Inflation Protection Portfolio (a)	3,056,741	$34,296,634
High-Yield Portfolio	2,288,343	23,707,230
Intermediate Duration Bond Portfolio	3,869,615	41,559,670
Volatility Management Portfolio (a)	5,931,518	66,670,264

		166,233,798

The AllianceBernstein Pooling Portfolios - Equity - 49.7%
International Growth Portfolio (a)	2,234,853	20,895,879
International Value Portfolio	2,466,141	20,493,631
Multi-Asset Real Return Portfolio (a)	2,675,800	26,169,327
Small-Mid Cap Growth Portfolio	579,122	10,644,259
Small-Mid Cap Value Portfolio	858,768	10,562,852
U.S. Large Cap Growth Portfolio	3,160,219	37,511,795
U.S. Value Portfolio	4,053,245	37,208,786

		163,486,529

Total Investments - 100.2% (cost $273,938,775) (b)		329,720,327
Other assets less liabilities - (0.2)%		(793,365)

Net Assets - 100.0%		$328,926,962

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,781,552 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $55,781,552.

AllianceBernstein 2015 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$329,720,327	$—	$—	$329,720,327

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 57.2%
International Growth Portfolio (a)	3,377,950	$31,583,833
International Value Portfolio	3,783,099	31,437,551
Multi-Asset Real Return Portfolio (a)	3,738,892	36,566,358
Small-Mid Cap Growth Portfolio	948,988	17,442,397
Small-Mid Cap Value Portfolio	1,421,887	17,489,208
U.S. Large Cap Growth Portfolio	4,769,354	56,612,231
U.S. Value Portfolio	6,137,681	56,343,916

		247,475,494

The AllianceBernstein Pooling Portfolios - Fixed Income - 43.1%
Bond Inflation Protection Portfolio (a)	2,018,513	22,647,717
High-Yield Portfolio	2,954,325	30,606,807
Intermediate Duration Bond Portfolio	4,240,353	45,541,391
Volatility Management Portfolio (a)	7,814,199	87,831,601

		186,627,516

Total Investments - 100.3% (cost $365,559,022) (b)		434,103,010
Other assets less liabilities - (0.3)%		(1,402,554)

Net Assets - 100.0%		$432,700,456

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,543,988 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $68,543,988.

AllianceBernstein 2020 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$434,103,010	$—	$—	$434,103,010

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 66.2%
International Growth Portfolio (a)	3,359,519	$31,411,502
International Value Portfolio	3,733,336	31,024,020
Multi-Asset Real Return Portfolio (a)	2,965,476	29,002,359
Small-Mid Cap Growth Portfolio	949,897	17,459,110
Small-Mid Cap Value Portfolio	1,408,709	17,327,123
U.S. Large Cap Growth Portfolio	4,660,398	55,318,924
U.S. Value Portfolio	5,977,468	54,873,157

		236,416,195

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.1%
Bond Inflation Protection Portfolio (a)	280,689	3,149,334
High-Yield Portfolio	2,447,095	25,351,909
Intermediate Duration Bond Portfolio	2,622,681	28,167,589
Volatility Management Portfolio (a)	5,810,580	65,310,916

		121,979,748

Total Investments - 100.3% (cost $301,862,735) (b)		358,395,943
Other assets less liabilities - (0.3)%		(903,463)

Net Assets - 100.0%		$357,492,480

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,533,208 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $56,533,208.

AllianceBernstein 2025 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$358,395,943	$—	$—	$358,395,943

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 75.4%
International Growth Portfolio (a)	3,559,150	$33,278,053
International Value Portfolio	3,953,888	32,856,804
Multi-Asset Real Return Portfolio (a)	2,077,329	20,316,276
Small-Mid Cap Growth Portfolio	978,535	17,985,478
Small-Mid Cap Value Portfolio	1,451,131	17,848,909
U.S. Large Cap Growth Portfolio	4,834,334	57,383,546
U.S. Value Portfolio	6,203,890	56,951,712

		236,620,778

The AllianceBernstein Pooling Portfolios - Fixed Income - 25.2%
High-Yield Portfolio	1,704,999	17,663,784
Intermediate Duration Bond Portfolio	1,649,237	17,712,808
Volatility Management Portfolio (a)	3,893,697	43,765,157

		79,141,749

Total Investments - 100.6% (cost $262,691,650) (b)		315,762,527
Other assets less liabilities - (0.6)%		(1,867,809)

Net Assets - 100.0%		$313,894,718

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,070,877 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $53,070,877.

AllianceBernstein 2030 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$315,762,527	$—	$—	$315,762,527

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.5%
The AllianceBernstein Pooling Portfolios - Equity - 83.6%
International Growth Portfolio (a)	2,762,602	$25,830,330
International Value Portfolio	3,098,246	25,746,428
Multi-Asset Real Return Portfolio (a)	1,238,027	12,107,902
Small-Mid Cap Growth Portfolio	776,450	14,271,147
Small-Mid Cap Value Portfolio	1,155,392	14,211,318
U.S. Large Cap Growth Portfolio	3,808,787	45,210,307
U.S. Value Portfolio	4,871,406	44,719,504

		182,096,936

The AllianceBernstein Pooling Portfolios - Fixed Income - 16.9%
High-Yield Portfolio	263,430	2,729,131
Intermediate Duration Bond Portfolio	1,000,791	10,748,496
Volatility Management Portfolio (a)	2,068,483	23,249,752

		36,727,379

Total Investments - 100.5% (cost $183,380,195) (b)		218,824,315
Other assets less liabilities - (0.5)%		(1,021,050)

Net Assets - 100.0%		$217,803,265

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,444,120 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $35,444,120.

AllianceBernstein 2035 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,824,315	$—	$—	$218,824,315

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.5%
The AllianceBernstein Pooling Portfolios - Equity - 89.3%
International Growth Portfolio (a)	2,485,963	$23,243,751
International Value Portfolio	2,795,842	23,233,446
Multi-Asset Real Return Portfolio (a)	943,995	9,232,275
Small-Mid Cap Growth Portfolio	695,544	12,784,096
Small-Mid Cap Value Portfolio	1,029,595	12,664,025
U.S. Large Cap Growth Portfolio	3,457,110	41,035,900
U.S. Value Portfolio	4,443,444	40,790,813

		162,984,306

The AllianceBernstein Pooling Portfolios - Fixed Income - 11.2%
Intermediate Duration Bond Portfolio	841,625	9,039,047
Volatility Management Portfolio (a)	1,017,106	11,432,274

		20,471,321

Total Investments - 100.5% (cost $148,193,424) (b)		183,455,627
Other assets less liabilities - (0.5)%		(968,795)

Net Assets - 100.0%		$182,486,832

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,262,203 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $35,262,203.

AllianceBernstein 2040 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$183,455,627	$—	$—	$183,455,627

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 94.3%
International Growth Portfolio (a)	1,803,926	$16,866,709
International Value Portfolio	2,026,300	16,838,550
Multi-Asset Real Return Portfolio (a)	653,301	6,389,289
Small-Mid Cap Growth Portfolio	506,294	9,305,677
Small-Mid Cap Value Portfolio	751,313	9,241,151
U.S. Large Cap Growth Portfolio	2,510,791	29,803,090
U.S. Value Portfolio	3,221,452	29,572,930

		118,017,396

The AllianceBernstein Pooling Portfolios - Fixed Income - 6.3%
Intermediate Duration Bond Portfolio	581,837	6,248,926
Volatility Management Portfolio (a)	139,748	1,570,768

		7,819,694

Total Investments - 100.6% (cost $102,255,170) (b)		125,837,090
Other assets less liabilities - (0.6)%		(718,894)

Net Assets - 100.0%		$125,118,196

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,581,920 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $23,581,920.

AllianceBernstein 2045 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$125,837,090	$—	$—	$125,837,090

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 95.4%
International Growth Portfolio (a)	339,893	$3,177,997
International Value Portfolio	382,257	3,176,557
Multi-Asset Real Return Portfolio (a)	120,705	1,180,493
Small-Mid Cap Growth Portfolio	95,184	1,749,485
Small-Mid Cap Value Portfolio	142,384	1,751,315
U.S. Large Cap Growth Portfolio	472,636	5,610,190
U.S. Value Portfolio	610,409	5,603,557

		22,249,594

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.9%
Intermediate Duration Bond Portfolio	107,459	1,154,112

Total Investments - 100.3% (cost $17,975,149) (b)		23,403,706
Other assets less liabilities - (0.3)%		(68,625)

Net Assets - 100.0%		$23,335,081

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,428,557 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $5,428,557.

AllianceBernstein 2050 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,403,706	$—	$—	$23,403,706

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

May 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 103.5%
The AllianceBernstein Pooling Portfolios - Equity - 98.4%
International Growth Portfolio (a)	80,833	$755,792
International Value Portfolio	90,950	755,794
Multi-Asset Real Return Portfolio (a)	28,403	277,779
Small-Mid Cap Growth Portfolio	22,637	416,076
Small-Mid Cap Value Portfolio	33,859	416,465
U.S. Large Cap Growth Portfolio	112,295	1,332,936
U.S. Value Portfolio	144,961	1,330,739

		5,285,581

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Intermediate Duration Bond Portfolio	25,493	273,797

Total Investments - 103.5% (cost $4,625,976) (b)		5,559,378
Other assets less liabilities - (3.5)%		(188,241)

Net Assets - 100.0%		$5,371,137

(a)	Non-income producing security.
(b)	As of May 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $933,402 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $933,402.

AllianceBernstein 2055 Retirement Strategy

May 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,559,378	$—	$—	$5,559,378

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 25, 2011